Income tax expense (Tables)	6 Months Ended
Dec. 31, 2020
Income tax expense
Schedule of income tax expense

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
	£’000	£’000	£’000	£’000
Current tax
Current tax on profit for the period	(5,485)	(6,073)	(8,021)	(6,673)
Foreign tax	335	(205)	(1,001)	(655)
Adjustment in respect of previous years	(562)	(32)	(562)	(32)
Total current tax expense	(5,712)	(6,310)	(9,584)	(7,360)
Deferred tax
Origination and reversal of temporary differences	9,262	(6,432)	13,249	(6,783)
Re-measurement of US deferred tax asset	(7,893)	(3,996)	(11,203)	(3,996)
Total deferred tax credit/(expense)	1,369	(10,428)	2,046	(10,779)
Total income tax expense	(4,343)	(16,738)	(7,538)	(18,139)

Schedule of amounts relating to tax recognized directly in other comprehensive income

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
	£’000	£’000	£’000	£’000
Current tax	35	(529)	(2,074)	(932)
Deferred tax (note 17)	(202)	1,476	1,864	325
Total income tax (expense)/credit recognized in other comprehensive income	(167)	947	(210)	(607)